Shareholder Report, Holdings (Details)	Jan. 31, 2025
Reinsurance Group Of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Cadillac Fairview [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
INSTITUTIONAL CLASS | Pegasystems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
INSTITUTIONAL CLASS | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
INSTITUTIONAL CLASS | Health Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INSTITUTIONAL CLASS | Le Maitre Vascular [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INSTITUTIONAL CLASS | Workiva Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
INSTITUTIONAL CLASS | A A O N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
INSTITUTIONAL CLASS | Casella Waste Systme Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
INSTITUTIONAL CLASS | One Spa World Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
INSTITUTIONAL CLASS | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
INSTITUTIONAL CLASS | Excelerate Energy Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
INSTITUTIONAL CLASS | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
INSTITUTIONAL CLASS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.35%
INSTITUTIONAL CLASS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
INSTITUTIONAL CLASS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
INSTITUTIONAL CLASS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.95%
INSTITUTIONAL CLASS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.98%
INSTITUTIONAL CLASS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.12%
INSTITUTIONAL CLASS | Market Money Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.62%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
INSTITUTIONAL CLASS [Default Label] | Le Maitre Vascular [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
INSTITUTIONAL CLASS [Default Label] | One Spa World Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
INSTITUTIONAL CLASS [Default Label] | I Radimed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
INSTITUTIONAL CLASS [Default Label] | U F P Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
INSTITUTIONAL CLASS [Default Label] | I Verticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
INSTITUTIONAL CLASS [Default Label] | A N I Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
INSTITUTIONAL CLASS [Default Label] | Vital Farms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
INSTITUTIONAL CLASS [Default Label] | Excelerate Energy Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
INSTITUTIONAL CLASS [Default Label] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
INSTITUTIONAL CLASS [Default Label] | Mesa Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
INSTITUTIONAL CLASS [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.62%
INSTITUTIONAL CLASS [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
INSTITUTIONAL CLASS [Default Label] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
INSTITUTIONAL CLASS [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
INSTITUTIONAL CLASS [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	31.19%
INSTITUTIONAL CLASS [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.64%
INSTITUTIONAL CLASS [Default Label] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.66%
INSTITUTIONAL CLASS [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
INSTITUTIONAL CLASS [Default Label] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Institutional Class | Blue Owl Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Institutional Class | Dubai Aero Space Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Institutional Class | Crown Castle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Institutional Class | Finace Of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Institutional Class | Celanses Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Government National Mortage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Institutional Class | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Royal Bank Of Canda [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	50.86%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Institutional Class | Comminications Servies [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Institutional Class | Comminications Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
Institutional Class | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Institutional Class | Govermnet Agency [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	13.84%
Institutional Class | Utilitties [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Institutional Class [Default Label] | Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Institutional Class [Default Label] | Treas Bill 2025 Mar 04 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.86%
Institutional Class [Default Label] | Treasury Note Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Institutional Class [Default Label] | Treas Bill 2025 Feb 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%
Institutional Class [Default Label] | Treas Bill 2025 Jun 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
Institutional Class [Default Label] | Treas Bill 2025 Feb 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Institutional Class [Default Label] | Treas Bill 2025 Mar 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Institutional Class [Default Label] | Fed Home L N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Institutional Class [Default Label] | Treas Bill 2025 Apr 22 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Institutional Class [Default Label] | Treas Note Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Institutional Class [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
Institutional Class [Default Label] | Govt Agency [Member]
Holdings [Line Items]
Percent of Total Investments	99.81%